Finance Income and Costs - Schedule of Finance Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Disclosure Of Finance Income Expense [Abstract]
Interest income on term deposits measured at amortised cost	$ 26,487	$ 26,837	$ 23,594
Change in fair value of financial asset measured at FVTPL			57
Other interest income	662	1,419	714
Finance income	27,149	28,256	24,365
Interest expense on financial liabilities measured at amortised cost	90,403	15,240	15,966
Change in carrying value of financial liabilities measured at amortised cost (refer note 28)	(30,578)		(30,578)
Change in fair value of financial liability measured at FVTPL	118		215
Change in fair value of financial asset measured at FVTPL	338	2
Net foreign exchange loss	41,284	13,348	7,600
Impairment loss on trade and other receivables	845	1,168	837
Interest expense on lease liabilities	1,454	1,697	1,783
Finance and other charges	892	736	870
Finance costs	104,756	32,191	(3,307)
Net finance income (costs)	$ (77,607)	$ (3,935)	$ 27,672